Restricted assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 12,799	$ 128,642
Bonds Due 2024 [member]
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 12,799	$ 128,642